Scout SM
Tax-Free
Money Market
Fund


A no-load mutual fund
principally invested in
short-term municipal
securities seeking to provide
maximum income exempt
from federal income
tax consistent with safety of
principal and maintenance
of liquidity.


Quarterly Report
March 31, 1998



TO THE SHAREHOLDERS

Scout Tax-Free Money Market Fund earned 0.23% for the quarter ended March 31, 1998. The Fund's 7-day current yield on March 31, 1998, was 2.94%.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share. Income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

The Fund finished the quarter with a 30-day yield of 2.75%, versus a 2.79% average for the tax-free money market overall. Market yields were down markedly from the 3.28% recorded at the end of the fourth quarter of 1997. The drop in rates was due to a combination of large investor deposits (presumably in anticipation of tax season) and a shortage of short-term bonds.

In the first quarter the market anticipated an easing in the Fed Funds target rate. In our opinion, first-quarter economic releases presented a mixture of information that does not point clearly to a rate move by the Federal Reserve in either direction.

We are pleased that our investment strategies are delivering market-matching performance while maintaining what we believe to be a substantially higher level of credit quality. We will maintain a moderate average maturity in the 15- to 25-day range, in keeping with our reluctance to make predictions on the direction of interest rates.

This management style should continue to make the Fund an outstanding option for investors in the upper tax brackets who seek solid yields combined with top-tier credit quality.

We appreciate your continued interest in the Scout Tax-Free Money Market Fund and we welcome your comments and questions.

Chart - Fund Diversification
  Commercial Paper      65%
  Demand Notes          35%

Sincerely,
/s/William A. Faust
William A. Faust
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.


FINANCIAL STATEMENTS
Statement of Net Assets
March 31, 1998 (unaudited)

        Principal                                                    Market
State   Amount          Description                                  Value
ALABAMA
    $   6,700,000       Columbia Alabama Industrial Dev. Board,
			Pollution Control Rev.
                        (Alabama Power Co.),
                        Series D,
                        Var. Rate, due October 1, 2022          $    6,700,000
ALASKA
	1,000,000	Valdez Alaska Marine Terminal,
                        (Exxon Pipeline Co.),
                        Var. Rate, due October 1, 2025               1,000,000
ARIZONA
	2,200,000	Maricopa County Arizona
                        (Southern California Edition),
			Tax-Exempt Commercial Paper,
                        3.30%, May 13, 1998                          2,200,000
	1,000,000	Maricopa County Arizona
                        (Southern California Edition),
			Tax-Exempt Commercial Paper,
                        3.30%, May 19, 1998                          1,000,000
	2,350,000	Salt River Project Agricultural
                        Improvement & Power District,
			Arizona Tax-Exempt Commercial Paper,
                        3.10%, due April 2, 1998                     2,350,000
	2,000,000	Salt River Project Agricultural
                        Improvement & Power District,
			Arizona Tax-Exempt Commercial Paper,
                        3.35%, due May 1, 1998                       2,000,000
FLORIDA
	3,500,000	Gainesville Florida Utility Systems,
                        Series C,
			Tax-Exempt Commercial Paper,
                        3.20%, due April 3, 1998                     3,500,000
	3,000,000	Jacksonville Florida Electric Auth.,
                        Series 94A,
			Tax-Exempt Commercial Paper,
                        3.25%, due April 24, 1998                    3,000,000
	1,000,000	Jacksonville Florida
                        Pollution Control Rev.,
                        Series 92,
			Tax-Exempt Commercial Paper,
                        3.25%, due April 2, 1998                     1,000,000
	1,000,000	Jacksonville Florida
                        Pollution Control Rev.,
                        Series 94A,
			Tax-Exempt Commercial Paper,
                        3.25%, due April 22, 1998                    1,000,000
	1,100,000	Jacksonville Florida
                        Pollution Control Rev.,
                        Series 92,
			Tax-Exempt Commercial Paper,
                        3.30%, due May 12, 1998                      1,100,000
GEORGIA
	2,500,000	Burke County Georgia,
                        Pollution Control Rev.
                        (Georgia Power Co.),
                        Var. Rate, due July 1, 2024                  2,500,000
	3,000,000	Burke County Georgia,
                        Pollution Control Rev.
			(Georgia Power Co. Plant Vogtle Project),
                        Var. Rate, due July 1, 2024                  3,000,000
	6,000,000	Effingham County Georgia,
                        Pollution Control Rev.
                        (Savannah Electric & Power),
                        Var. Rate, due April 1, 2037                 6,000,000
ILLINOIS
        1,500,000       Illinois Development Finance Auth.,
                        Pollution Control Revenue
			(Amoco Oil Company Project),
                        Var. Rate, due November 1, 2012              1,500,000
          500,000       Sauget Illinois,
                        Pollution Control Rev.
                        (Monsanto Co. Project),
                        Var. Rate, due September 1, 2014               500,000
	3,000,000	Sauget Illinois,
                        Pollution Control Rev.
                        (Monsanto Co. Project),
                        Var. Rate, due May 1, 2028                   3,000,000
INDIANA
	1,000,000	Hammon Indiana,
                        Pollution Control Rev.
                        (Amoco Oil Company),
                        Var. Rate, due February 1, 2022              1,000,000
          900,000       Rockport Indiana,
                        Pollution Control Rev.
                        (AEP Generating Co.),
                        Var. Rate, due July 1, 2025                    900,000
	3,000,000	Sullivan City Indiana,
                        Pollution Control Rev.,
                        Series 85 L3,
			Tax-Exempt Commercial Paper,
                        3.30%, due May 6, 1998                       3,000,000
KANSAS
	1,000,000	Burlington Kansas,
                        Pollution Control Rev.,
                        Series 85 C-1,
			Tax-Exempt Commercial Paper,
                        3.25%, due April 22, 1998                    1,000,000
KENTUCKY
	2,000,000	County of Trimble Kentucky
                        (Louisville Gas/Electric  Company),
			Tax-Exempt Commercial Paper,
                        3.25%, due May 4, 1998                       2,000,000
LOUISIANA
	1,500,000	St. Charles Parish Louisiana,
                        Pollution Control Rev. (Shell Oil),
                        Series B,
                        Var. Rate, due October 1, 2002               1,500,000
	1,300,000	West Baton Rouge Parish Louisiana,
			Industrial District #3 (Dow Chemical),
                        Series B,
                        Var. Rate, due December 1, 2016              1,300,000
MARYLAND
	1,000,000	Ann Arundal County, Maryland, G. O.,
                        Series B,
                        3.40%, due May 15, 1998                      1,000,000
	1,200,000	Baltimore County, Maryland,
                        G. O., Series 95,
			Tax-Exempt Commercial Paper,
                        3.30%, due April 6, 1998                     1,200,000
	3,000,000	Baltimore County, Maryland,
                        Pollution Control Rev. (BG&E),
			Tax-Exempt Commercial Paper,
                        3.30%, due April 7, 1998                     3,000,000
MASSACHUSETTS
	1,500,000	Massachusetts Bay Trans. Auth.
                        Series C,
			Tax-Exempt Commercial Paper,
                        3.45%,  due April 7, 1998                    1,500,000
	2,900,000	Massachusetts State Health &
                        Education Auth. (Amherst College),
                        Series F,
                        Var. Rate, due November 1, 2026              2,900,000
MINNESOTA
        1,000,000       Becker Minnesota,
                        Pollution Control Rev.
                        (North States Power),
			Tax-Exempt Commercial Paper,
                        3.55%, due May 19, 1998                      1,000,000
MISSOURI
          550,000       Missouri Environment Improvement Rev.
			Tax-Exempt Commercial Paper,
                        3.50%, due April 6, 1998                       550,000
	2,000,000	Missouri Environment Improvement Rev.
			Tax-Exempt Commercial Paper,
                        3.40%, due April 9, 1998                     2,000,000
	2,000,000	Missouri Environment Improvement Rev.
			Tax-Exempt Commercial Paper,
                        3.30%, due April 28, 1998                    2,000,000
	1,000,000	Missouri Environmental Resource Auth.,
                        Pollution Control Rev., (Monsanto Co),
                        Var. Rate, due June 1, 2023                  1,000,000
          900,000       Missouri State Health & Education Auth.
                        (Washington University),
                        Series A,
                        Var. Rate, due September 1, 2030               900,000
          500,000       Missouri State Health & Education Auth.
                        (Washington University),
                        Series B,
                        Var. Rate, due September 1, 2030               500,000
	1,200,000	St. Charles Missouri,
                        Industrial Development Auth.,
			Pollution Control Rev. (Monsanto Co.),
                        Var. Rate, due July 1, 2021                  1,200,000
NEBRASKA
	1,100,000	Nebraska Public Power District,
                        Series B,
			Tax-Exempt Commercial Paper,
                        3.30%, due April 7, 1998                     1,100,000
	2,500,000	Nebraska Public Power District,
                        Series B,
			Tax-Exempt Commercial Paper,
                        3.30%, due May 7, 1998                       2,500,000
	2,500,000	Nebraska Public Power District,
                        Series B,
			Tax-Exempt Commercial Paper,
                        3.35%, due May 11, 1998                      2,500,000
	3,000,000	Omaha Public Power District Electric Rev.,
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.10%, due April 3, 1998                     3,000,000
	1,000,000	Omaha Public Power District Electric Rev.,
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.65%, due May 1, 1998                       1,000,000
	3,650,000	Omaha Public Power District Electric Rev.,
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.35%, due May 14, 1998                      3,650,000
NEW JERSEY
	1,500,000	New Jersey Economic Dev. Auth.
                        (Toys `R' Us),
                        Var. Rate, due April 1, 2019                 1,500,000
        1,800,000       New Jersey T/RAN,
                        Series 98A,
                        3.375%, due April 6, 1998                    1,800,000
	1,500,000	New Jersey T/RAN,
                        Series 98A,
                        3.20%, due April 9, 1998                     1,500,000
NORTH CAROLINA
	2,500,000	Wake County North Carolina,
                        Industiral Fac. &
                        Pollution Control Auth.
			(Carolina Power & Light),
                        Series A,
                        Var. Rate, due May 1, 2015                   2,500,000
OKLAHOMA
          500,000       Garfield County Oklahoma
                        Industrial Dev. Auth.,
                        Pollution Control Rev.
			(Oklahoma Gas & Electric),
                        Var. Rate,
                        Series A, due January 1, 2025                  500,000
SOUTH CAROLINA
	2,100,000	York County South Carolina (Duke Energy),
			Tax-Exempt Commercial Paper,
                        3.35%, due April 6, 1998                     2,100,000
	3,500,000	York County South Carolina (Duke Energy),
			Tax-Exempt Commercial Paper,
                        3.30%, due April 27, 1998                    3,500,000
TENNESSEE
	1,000,000	Metro Government Nashville Tennessee,
                        Series 89A,
			Tax-Exempt Commercial Paper,
                        3.25%, due May 5, 1998                       1,000,000
	2,000,000	Shelby County Tennessee,
                        Series 97A,
			Tax Exempt Commercial Paper,
                        3.45%, due May 5, 1998                       2,000,000
	4,000,000	Shelby County Tennessee,
                        Series 97A,
			Tax Exempt Commercial Paper,
                        3.30%, due May 14, 1998                      4,000,000
TEXAS
	1,500,000	Austin Texas Combined Utility
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.10%, due April 1, 1998                     1,500,000
	2,747,000	Austin Texas Combined Utility
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.25%, due April 23, 1998                    2,747,000
	1,950,000	Austin Texas Combined Utility
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.40%, due May 4, 1998                       1,950,000
	1,850,000	Austin Texas Combined Utility
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.30%, due May 13, 1998                      1,850,000
	1,100,000	Brazos River Auth. Texas
                        (Monsanto Co.),
                        Var. Rate, due February 1, 2004              1,100,000
        1,100,000       Brazos River Harbor Texas,
                        Industrial Development Corporation
                        (Monsanto Co.),
                        Var. Rate, due March 1, 2021                 1,100,000
	3,000,000	El Paso Texas, Water & Sewer Rev.,
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.375%, due April 3, 1998                    3,000,000
          900,000       Gulf Coast Texas  Waste Disposal Auth.
                        (Monsanto Co.),
                        Var. Rate, due July 1, 2001                    900,000
	2,668,000	Harris County Texas,
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.20%, due April 1, 1998                     2,668,000
	1,700,000	Lower Neches Valley Texas Auth.,
                        Pollution Control Rev.
			(River Treatment Industrial Dev. Corp.),
                        Var. Rate, due February 3, 2004              1,700,000
	1,850,000	Northside Texas Independent School District,
			Tax-Exempt Commercial Paper,
                        9.40%, due April 1, 1998                     1,850,000
	1,100,000	Port Arthur Texas Naval District,
                        Pollution Control Rev. (Texaco, Inc.),
                        Var. Rate, due October 1, 2024               1,100,000
	1,000,000	San Antonio Texas Water Systems,
                        Series 95,
			Tax-Exempt Commercial Paper,
                        3.30%, due May 4, 1998                       1,000,000
	2,000,000	San Antonio Texas Water Systems,
                        Series 95,
			Tax-Exempt Commercial Paper,
                        3.25%, due May 6, 1998                       2,000,000
	2,500,000	Texas A & M University Board Regents,
                        Series B,
			Tax-Exempt Commercial Paper,
                        3.55%, due April 1, 1998                     2,500,000
	1,000,000	Texas A & M University Board Regents,
                        Series B,
			Tax-Exempt Commercial Paper,
                        3.25%, due April 29, 1998                    1,000,000
	2,000,000	Texas State T/RAN,
                        Series A,
                        4.75%, due August 31, 1998                   2,013,620
	1,000,000	Texas State T/RAN,
                        Series 97B,
			Tax-Exempt Commercial Paper,
                        3.25%, due May 6, 1998                       1,000,000
	5,000,000	Texas State T/RAN,
                        Series 97B,
			Tax-Exempt Commercial Paper,
                        3.35%, due June 2, 1998                      5,000,000
	1,000,000	University of Texas, System Revenue,
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.55%, due April 2, 1998                     1,000,000
	3,000,000	University of Texas, System Revenue,
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.30%, due May 8, 1998                       3,000,000
UTAH
	4,000,000	Intermountain Power Agency Utah,
                        Series B1,
			Tax-Exempt Commercial Paper,
                        3.30%, due May 7, 1998                       4,000,000
	1,000,000	Intermountain Power Agency Utah,
                        Series B2,
			Tax-Exempt Commercial Paper,
                        3.40%, due April 8, 1998                     1,000,000
	1,700,000	Salt Lake County Utah,
                        Pollution Control Rev.
			(Service Station Holdings Project),
                        Var. Rate, due February 1, 2008              1,700,000
	1,500,000	Utah State,
                        Series 97A,
			Tax-Exempt Commercial Paper,
                        3.30%, due May 11, 1998                      1,500,000
WASHINGTON
        1,000,000       Seattle Municipal Power & Light Rev.,
			Tax-Exempt Commercial Paper,
                        3.45%, due June 1, 1998                      1,000,000
	2,250,000	Seattle Municipal Power & Light Rev.,
			Tax-Exempt Commercial Paper,
                        3.65%, due June 1, 1998                      2,250,000
          900,000       Seattle Municipal Power & Light Rev.,
                        Var. Rate, due November 1, 2018                900,000
          500,000       Washigton State,
                        Series A,
                        Var. Rate, due June 1, 2020                    500,000
WISCONSIN
	1,400,000	Oak Creek Wisconsin,
                        Pollution Control Rev.
                        (Wisconsin Electric Power Co.),
                        Var. Rate, due August 1, 2016                1,400,000
	1,600,000	Sheboygan Wisconsin,
                        Pollution Control Rev.
                        (Wisconsin Power & Light Co.),
                        Var. Rate, due August 1, 2014                1,600,000
	1,500,000	Sheboygan Wisconsin,
                        Pollution Control Rev.
                        (Wisconsin Electric Power Co.),
                        Var. Rate, due September 1, 2015             1,500,000
	1,104,000	Wisconsin State G.O.,
                        Series 97A,
			Tax-Exempt Commercial Paper,
                        3.30%, due April 2, 1998                     1,104,000
	3,000,000	Wisconsin State G.O.,
                        Series 97B,
			Tax-Exempt Commercial Paper,
                        3.30%, due April 2, 1998                     3,000,000
WYOMING
	2,600,000	Lincoln County Wyoming,
                        Pollution Control Rev. (Exxon Project),
                        Series B,
                        Var. Rate, due November 1, 2014              2,600,000
	1,400,000	Lincoln County Wyoming,
                        Pollution Control Rev. (Exxon Project),
                        Series D,
                        Var. Rate, due November 1, 2014              1,400,000

TOTAL INVESTMENTS - 100.81%                                      $ 170,382,620

Other assets less liabilities - (0.81%)                            (1,376,510)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        1,000,000,000 shares of $0.01 par value
        capital shares authorized;
        169,105,938 shares outstanding)                          $ 169,006,110


Valuation of securities is on the basis of amortized cost, which approximates market value.

This report has been prepared for the information of the Shareholders of Scout Tax-Free Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



Board of Directors
and Officers

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President
  Constance E. Martin, Vice President

Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Auditors
  Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri


Jones & Babson
Mutual Funds
P.O. Box 410498
Kansas City, MO 64141-0498
TOLL-FREE (800) 996-2862
www.umb.com


JB26A                                   5/98